Income Tax	6 Months Ended
Jun. 30, 2023
Major Components Of Tax Expense Income [Abstract]
Income tax
3. Income tax

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2023	2022	2023	2022

	(in thousands)
	£	£	£	£
Current tax:
In respect of current period U.K.	882	1,188	1,870	3,215
In respect of prior period U.K.	(206)	—	(206)	—
In respect of current period U.S.	—	(1)	(1)	(1)

	676	1,187	1,663	3,214
Deferred tax:
In respect of current period U.S.	9	7	17	12
In respect of prior period U.S.	—	—	(1)	—

Income tax credit	685	1,194	1,679	3,226

The income tax credit recognized primarily represents the U.K. research and development tax credit. In the United Kingdom, the Company is able to surrender some of its losses for a cash rebate of up to 26.97% of expenditure related to eligible research and development projects incurred on or after April 1, 2023 (33.35% prior to April 1, 2023).

	June 30, 2023	December 31, 2022

	(in thousands)
	£	£
Current income tax receivable
U.K. tax	8,030	6,366
U.S. tax	3	1

	8,033	6,367

Deferred tax asset
U.S. deferred tax asset	113	103